ACCRETION AND INTEREST EXPENSE (Disclosure of detailed information about accretion and interest expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of accretion and interest expense [Abstract]
Accretion on asset retirement obligation	$ 588	$ 194
Accretion on the Wexford Loan	231	123
Interest expense - Wexford Loan	519	631
Interest expense - other	262	23
Accretion and interest expense	$ 1,600	$ 971